RELATED PARTY TRANSACTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Warrants received (in shares)			833,333
Warrants exercise price (in dollars per share)			$ 15.00
Percentage of warrants vesting increments			20.00%
Percentages of increase in volume weighted average price			10.00%
Minimum business days required for exercise level of VWAP			10 days
VWAP minimum trading volume of exercise levels			$ 2,000
Minimum [Member]
Related Party Transaction [Line Items]
Percentage of common shares increase			25.00%
Maximum [Member]
Related Party Transaction [Line Items]
Percentage of common shares increase			65.00%
Scandic American Shipping Ltd [Member]
Related Party Transaction [Line Items]
New amount of management fee due to decrease in the period		$ 150,000
Board Member [Member]
Related Party Transaction [Line Items]
Accounts payable	$ 0	0
Costs and expenses, related party	100	100	$ 100
Immediate Family Member of the Chairman [Member]
Related Party Transaction [Line Items]
Costs and expenses, related party	100	100
Nordic American Offshore Limited [Member]
Related Party Transaction [Line Items]
Costs and expenses, related party	$ 2,100	$ 2,200	$ 300
Increment exercisable percentage		20.00%
Success fees services		$ 1,500